Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Percentage of valuation allowance against deferred tax assets	100.00%	100.00%
Valuation Allowance, Methodologies and Assumptions	In accordance with GAAP, it is required that a deferred tax asset be reduced by a valuation allowance if, based on the weight of available evidence it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the deferred tax assets will not be realized.
NOLs used to offset taxable income	$ 35,000
Minimum [Member]
Income Taxes [Line Items]
Valuation Allowance, Assumption Percentage	50.00%	50.00%
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 23,100,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 23,100,000
Operating loss carryforward expiration period	Dec. 31, 2018